DEFERRED FINANCING COSTS (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Deferred Financing Cost [Table Text Block]

	2011	2010

Balance, beginning of year	$-	$1,283
Costs incurred	-	-
Amortization	-	(1,283)
Balance, end of year	$-	$-